ORGANIZATION	13 Months Ended
Dec. 31, 2011
ORGANIZATION
1.	ORGANIZATION

Home Loan Servicing Solutions, Ltd. (a development stage enterprise) was incorporated on December 1, 2010 as a Cayman Islands exempted company formed for the purpose of acquiring mortgage servicing assets, including mortgage servicing rights and related servicing advances.

As of December 31, 2011, Home Loan Servicing Solutions, Ltd. has neither purchased nor contracted to purchase any mortgage servicing assets, including mortgage servicing rights and related servicing advances.